Oakhurst Strategic Defined Risk Fund
Oakhurst Strategic Defined Risk Fund
Investment Objective
The Oakhurst Strategic Defined Risk Fund (the “Fund”) seeks capital appreciation while seeking to limit short-term risk.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Oakhurst family of funds. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares of the Fund: Advisor Class Shares” on page 13 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Oakhurst Strategic Defined Risk Fund	Institutional Class	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Oakhurst Strategic Defined Risk Fund		Institutional Class	Advisor Class
Management Fees (as a percentage of Assets)		1.00%	1.00%
Distribution and Service (12b-1) Fees		none	0.25%
Component1 Other Expenses		0.10%	0.10%
Other Expenses (as a percentage of Assets):		1.20%	1.20%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%
Expenses (as a percentage of Assets)		2.34%	2.59%
Fee Waiver or Reimbursement		(0.70%)	(0.70%)
Net Expenses (as a percentage of Assets)	[2]	1.64%	1.89%
[1]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund’s investment advisor has contractually agreed to waive a portion or all of its management fees and reimburse Fund expenses (excluding front-end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, AFFE, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage and other transactional expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.50% of the average daily net assets of the Fund (the “Expense Cap”). The Expense Cap will remain in effect through at least August 28, 2020, and may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or by the Fund’s investment advisor. The advisor may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap for the duration of the Expense Cap only).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Oakhurst Strategic Defined Risk Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	167	663	1,187	2,622
Advisor Class	756	1,272	1,812	3,282

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Oakhurst Strategic Defined Risk Fund | Advisor Class | USD ($)	856	1,272	1,812	3,282

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year ended April 30, 2019, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests in a portfolio of equity securities of companies that are representative of the S&P 500 Index (the “Index”) or in exchange-traded funds (“ETFs”) that are designed to replicate the performance of the Index or whose holdings are representative of the Index. The Fund will simultaneously use options on ETFs in which the Fund may invest and will invest in U.S. Treasury securities to enhance the Fund’s potential returns during up markets while seeking to limit losses during down markets. The performance of the Fund is not intended to match the performance of the Index.

The Fund’s investment adviser, Oakhurst Advisors, LLC (“the “Advisor”) selects an appropriate combination of equity securities, ETFs that are designed to replicate the performance of the Index or whose holdings are representative of the Index, and options on ETFs in consideration of current market conditions . The Advisor seeks to maintain a balance between risk and reward over the course of different market and volatility cycles when selecting the appropriate combination.

The Fund will write or purchase call or put options. Under normal circumstances, the Fund will write or purchase options on ETFs that are designed to replicate the performance of the Index or whose holdings are representative of the Index. The use of options may give rise to leverage. Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the Fund to lose more than the principal amount invested.

The Advisor may engage in active trading of the Fund’s portfolio investments to achieve the Fund’s investment objective with a relatively consistent risk level over time. The Fund will also invest in U.S Treasury securities to serve as collateral for the Fund’s investments, to provide income to cover the cost of the Fund’s use of options, or as otherwise deemed appropriate by the Advisor in seeking to achieve the Fund’s investment objectives.

The Advisor may rebalance the Fund’s equity investments if a more attractive investment opportunity becomes available. The Fund’s options will have strike prices and expiration dates selected by the Advisor to maximize potential for generating equity-like returns and to provide downside protection.

Principal Risks of Investing in the Fund
As with any mutual fund, there are risks to investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Remember that, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Active Management Risk. The Fund is actively managed and subject to the risk that the Advisor’s use of investment techniques and risk analyses to make investment decisions fails to perform as expected, which may cause the Fund to lose value.

Correlation Risk. The Fund’s investment strategy of buying and selling options will result in performance that differs from that of the Index. The call options written by the Fund will limit the Fund’s opportunity to participate in increases when the ETFs in which the Fund invests perform well.

Derivatives Risk. The Fund buys and sells options, which are instruments that derive their performance from underlying equity securities, also referred to as “derivatives.” Derivatives can be volatile, and the Fund could experience a loss if its derivatives do not perform as anticipated, or are not correlated with the performance of their underlying security or index.

Equity Risk. The Fund invests in common stocks or ETFs that invest in common stocks and options that derive their performance from the S&P 500 Index, which is made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Exchange-Traded Funds Risk. The risks of investments in ETFs reflect the risks of the underlying instruments in which the ETF invests. When the Fund invests in ETFs, shareholders of the Fund indirectly bear a proportionate share of the ETF’s fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses (taking into account indirect expenses such as the fees and expenses of the ETF) to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the instruments held by the ETF. Trading on an exchange does not guarantee a liquid market will exist for an ETF. ETFs may trade at a premium or a discount to their net asset value.

General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

Large Capitalization Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk. Some transactions may give rise to a form of economic leverage and may expose the Fund to greater risk and increase its costs. Leverage can magnify the Fund’s gains and losses, and therefore increase its volatility.

Management Risk. The Advisor’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments, and your investment may lose value.

New Fund Risk. The Fund has a limited operating history and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

Options Risk. Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. A fund that purchases options, which are a type of derivative, is subject to the risk that gains, if any, realized on the position, will be less than the amount paid as premiums to the writer of the option. A fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. A fund that writes covered call options gives up the opportunity to profit from any price increase in the underlying security above the option exercise price while the option is in effect.

Tax Risk. The Fund’s investments in options may subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. Premiums earned by the Fund from its use of options investments are treated as short-term capital gains, and are taxable as ordinary income.

U.S. Government Securities Risk. Investing in securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or used a different valuation methodology.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one-year and since inception compare with that of a broad-based securities index and one or more other performance measures. The returns in the bar chart and best/worst quarter are for Institutional Class shares, which do not have sales charges. The performance of Advisor Class shares (when available) would be lower due to a differing expense structure and sales charges. The returns in the table below reflect the Expense Cap. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. On May 20, 2019, the Fund’s principal investment strategies were substantially revised; therefore, the performance and average annual return totals shown for the periods prior to May 20, 2019 is likely to have differed had the Fund’s current investment strategy been in effect during those periods.

Updated performance information will be available on the Fund’s website at www.oakhurstfunds.com (when the website becomes operational) or by calling the Fund toll-free at 844-OAKHRST (844-625-4778). As of the date of this Prospectus, the Fund’s website is not operational.

Calendar Year Returns as of December 31 Institutional Class Shares

The calendar year-to-date return for the Fund’s Institutional Class shares as of June 30, 2019 was 5.43%.

During the period shown in the bar chart, the best performance for a quarter was 2.52% (for the quarter ended September 30, 2018) and the worst performance was -7.96% (for the quarter ended December 31, 2018).

Average Annual Total Return as of December 31, 2018
Average Annual Total Returns - Oakhurst Strategic Defined Risk Fund	Label	1 Year	Since Inception	Inception Date
S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)	S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)	(4.38%)	4.75%	May 10, 2017
Institutional Class	Return Before Taxes	(6.46%)	(1.06%)	May 10, 2017
Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	(6.84%)	(1.46%)
Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.55%)	(0.83%)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are only shown for Institutional Class shares and will vary from those of Advisor Class shares (once available). The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides a tax deduction that may benefit the investor.